UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      August 13, 2010
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:   $426,535 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc Del     Cl B New         084670702   105426  1322950 SH       SOLE                  1322950        0        0
Canadian Natural Resource Ltd  Common           136385101    45080  1358334 SH       SOLE                  1358334        0        0
Coca Cola Company              Common           191216100    18675   372600 SH       SOLE                   372600        0        0
Coca Cola Femsa SAB de C V     ADR              191241108    11656   186230 SH       SOLE                   186230        0        0
Consolidated Tomoka Land Co    Common           210226106    42222  1481474 SH       SOLE                  1481474        0        0
Fomento Economico Mexicano-SP  ADR              344419106     2050    47500 SH       SOLE                    47500        0        0
Franklin Resources Inc         Common           354613101    43185   501044 SH       SOLE                   501044        0        0
General Dynamics Corporation   Common           369550108    27768   474180 SH       SOLE                   474180        0        0
Goldman Sachs Group Inc        Common           38141G104    18684   142329 SH       SOLE                   142329        0        0
Leucadia National Corp         Common           527288104     7456   382169 SH       SOLE                   382169        0        0
McDonalds Corp                 Common           580135101    10259   155750 SH       SOLE                   155750        0        0
Mead Johnson Nutritional Co    Common           582839106     3380    67447 SH       SOLE                    67447        0        0
Philip Morris Intl Inc         Common           718172109    33043   720826 SH       SOLE                   720826        0        0
Reynolds American Inc          Common           761713106    34381   659657 SH       SOLE                   659657        0        0
SPDR Gold Trust                Gold Shs         78463V107    15945   131039 SH       SOLE                   131039        0        0
Wynn Resorts Ltd               Common           983134107     7326    96051 SH       SOLE                    96051        0        0

